Impairment testing of goodwill and intangible assets - Goodwill and intangible assets with indefinite useful life (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 13,126	₽ 10,501	₽ 10,813
Goodwill
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 8,592	7,084	7,084
Goodwill | Payment Services
Impairment testing of goodwill and intangible assets
Period of forecast	P3Y
Compounded annual growth rate of payment volume (in percent)	1.30%
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	21.10%
Growth rate applied to discounted terminal value projection	4.00%
Goodwill and other intangible assets	₽ 7,024	6,358	6,358
Goodwill | Payment Services | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 0	0
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Period of forecast	P3Y
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	23.40%
Growth rate applied to discounted terminal value projection	2.00%
Goodwill and other intangible assets	₽ 726	726	₽ 726
Goodwill | Flocktory | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 0	0
Goodwill | RealWeb
Impairment testing of goodwill and intangible assets
Period of forecast	P3Y
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	22.00%
Growth rate applied to discounted terminal value projection	4.00%
Goodwill and other intangible assets	₽ 842	₽ 0
Goodwill | RealWeb | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Goodwill and other intangible assets	₽ 0